SCHEDULE OF AGGREGATE RIGHT OF USE ASSETS AND RELATED LEASE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating Lease
Operating lease right-of-use assets	$ 6,107	¥ 44,577	¥ 59,852
Operating lease liabilities, current	1,793	13,091	12,346
Operating lease liabilities, non-current	$ 4,027	29,395	45,360
Total operating lease liabilities		¥ 42,486	¥ 57,706